Document and Entity Information	Sep. 13, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2021
Entity Registrant Name	ABCELLERA BIOLOGICS INC.
Entity Central Index Key	0001703057
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39781
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	2215 Yukon Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V5Y 0A1
City Area Code	604
Local Phone Number	559-9005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares
Trading Symbol	ABCL
Security Exchange Name	NASDAQ